INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
Schedule of breakdown, changes and amortization rates of intangible assets

	Indefinite
	useful life			Finite useful life
																	Estimated
														Other			losses	Software
					Customer									intangible			for	under
	Goodwill	Software			portfolio			Trademarks			Licenses			assets			software	development	Total

Annual amortization rate (%)		20.00	to	50.00	11.76	to	12.85	5.13	to	66.67	3.60	to	6.67	6.67	to	20.00

Balances and changes:
Balance at 12/31/16	23,062,421			2,694,521			2,561,220			1,157,820			14,897,968			50,702	(4,581)	63,425	44,483,496
Additions	—			276,390			—			—			—			207	—	1,100,785	1,377,382
Write-offs, net	—			(7,427)			—			—			—			—	4,051	—	(3,376)
Net transfers	—			701,545			—			—			—			(24,297)	31	(658,070)	19,209
Amortization (Note 25)	—			(944,753)			(582,357)			(84,205)			(928,362)			(5,660)	—	—	(2,545,337)
Business Combination (Note 1.c.2)	—			530			—			—			—			—	—	—	530
Balance at 12/31/17	23,062,421			2,720,806			1,978,863			1,073,615			13,969,606			20,952	(499)	506,140	43,331,904
Additions	—			970,172			—			—			6,647			—	—	249,307	1,226,126
Write-offs, net	—			(16)			—			—			—			—	—	—	(16)
Net transfers	—			519,539			—			—			—			32,539	—	(365,770)	186,308
Amortization (Note 25)	—			(965,459)			(549,589)			(84,205)			(920,116)			(3,968)	—	—	(2,523,337)
Balance at 12/31/18	23,062,421			3,245,042			1,429,274			989,410			13,056,137			49,523	(499)	389,677	42,220,985
At 12/31/17
Cost	23,062,421			15,125,532			4,513,278			1,658,897			20,237,572			238,201	(499)	506,140	65,341,542
Accumulated amortization	—			(12,404,726)			(2,534,415)			(585,282)			(6,267,966)			(217,249)	—	—	(22,009,638)
Total	23,062,421			2,720,806			1,978,863			1,073,615			13,969,606			20,952	(499)	506,140	43,331,904
At 12/31/18
Cost	23,062,421			16,604,769			4,513,278			1,658,897			20,244,219			270,741	(499)	389,677	66,743,503
Accumulated amortization	—			(13,359,727)			(3,084,004)			(669,487)			(7,188,082)			(221,218)	—	—	(24,522,518)
Total	23,062,421			3,245,042			1,429,274			989,410			13,056,137			49,523	(499)	389,677	42,220,985

Schedule of breakdown of goodwill

Ajato Telecomunicação Ltda.	149
Spanish and Figueira, by the merger of Telefônica Data Brasil Holding (TDBH) in 2006	212,058
Santo Genovese Participações, Atrium Telecomunicações, which took place in 2004	71,892
Telefônica Televisão Participações, former Navytree, occurred in 2008	780,693
Vivo Participações, occurred in 2011	9,160,488
GVT Participações, occurred in 2015	12,837,141
Total	23,062,421